UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.4%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,363,400
Birmingham Water Works Board,
Water Revenue	5.00	1/1/32	6,140,000		6,850,459
Birmingham Water Works Board,
Water Revenue (Prerefunded)	5.00	1/1/21	1,395,000	[a]	1,571,244
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	5,000,000		5,314,250
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,004,310
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	14,000,000	[b]	10,778,600
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,500,000		2,747,350
					33,629,613
Alaska - .4%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	5,200,000		4,225,780
Arizona - 1.1%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development Revenue
(Arizona State University)	5.00	8/1/31	3,770,000		4,249,959
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/36	1,750,000	[c]	1,795,658
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	680,000		617,277
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	3,500,000		3,877,790
					10,540,684
California - 7.5%
Anaheim Housing and Public
Improvements Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/29	2,400,000		2,702,808
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,264,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.5% (continued)
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/19	2,000,000	[a]	2,183,820
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,754,700
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		1,862,027
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,023,948
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,348,240
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/36	5,000,000		4,885,850
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/27	5,260,000		6,049,316
California State Public Works Board,
LR (Department of State Hospitals)
(Coalinga State Hospital)	5.00	6/1/25	8,325,000		9,448,542
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,468,850
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	2,750,000	[c]	2,786,960
Glendale Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,356,782
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/27	4,655,000		4,572,094
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	1,125,000		1,233,518
Los Angeles,
Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,375,000	[a]	1,520,585
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,099,560
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,119,600
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,121,480
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue
(Prerefunded)	5.00	11/1/19	3,280,000	[a]	3,616,889
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,115,890

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.5% (continued)
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,303,669
Tustin Unified School District Community
Facilities District Number 97-1,
Senior Lien Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)
(Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,458,910
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[a]	2,212,480
					74,510,973
Colorado - 3.0%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,301,400
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,151,040
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	1,500,000		1,636,200
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,285,368
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,091,342
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,204,030
Denver Convention Center Hotel Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/31	1,500,000		1,606,050
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,082,850
					29,358,280
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000		5,689,900
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/33	4,540,000		5,110,950
					10,800,850
District of Columbia - 1.1%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	35,000,000	[d]	3,950,100
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	4,000,000		4,380,000
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue	5.25	7/1/29	1,750,000		1,901,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 1.1% (continued)
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue	5.13	7/1/32	1,000,000		1,074,960
					11,306,698
Florida - 7.3%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,780,540
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	15,500,000		17,874,910
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		3,952,554
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/21	2,145,000		2,436,699
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/28	1,250,000		1,384,263
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/35	1,500,000		1,588,245
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/31	2,000,000		2,229,440
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,695,112
Hillsborough County Aviation Authority,
Customer Facility Charge Revenue
(Tampa International Airport)	5.00	10/1/44	3,500,000		3,799,460
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,276,940
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,530,000		1,754,864
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,631,580
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,354,090
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/23	5,000,000		5,799,100
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/39	5,000,000		5,474,850
Orlando-Orange County Expressway
Authority,
Revenue (Prerefunded)	5.00	7/1/20	2,620,000	[a]	2,921,457
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)	0.68	11/15/23	2,075,000	[e]	1,966,063

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.3% (continued)
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,148,460
Tampa,
Health System Revenue (BayCare
Health System Issue)	4.00	11/15/46	3,000,000		2,868,630
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/46	3,500,000		3,813,600
					72,750,857
Georgia - 2.1%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,292,590
Atlanta,
Water and Wastewater Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	11/1/18	1,200,000		1,294,584
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,851,675
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,750,000		1,964,340
Georgia Higher Education Facilities
Authority,
Revenue (USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	1,685,000	[a]	1,799,580
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,374,100
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	5,000,000		5,569,000
					21,145,869
Idaho - .6%
Boise-Kuna Irrigation District,
Revenue (Arrowrock Hydroelectric
Project) (Prerefunded)	7.38	6/1/18	5,600,000	[a]	6,118,616
Illinois - 11.4%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,239,500
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,000,508
Chicago,
Second Lien Water Revenue	5.00	11/1/25	2,940,000		3,276,836
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,092,450
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,598,783
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	3,000,000		3,008,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 11.4% (continued)
Chicago Park District,
Limited Tax GO (Insured; Build America
Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,110,822
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,482,070
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	3,000,000		3,276,690
Huntley,
Special Service Area Number Nine,
Special Tax Bonds (Insured; Assured
Guaranty Corp.)	5.10	3/1/28	3,494,000		3,526,389
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		4,858,235
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000		9,980,873
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,585,350
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000		3,677,180
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/34	3,000,000		3,283,260
Illinois Finance Authority,
Revenue (Sherman Health Systems)
(Prerefunded)	5.50	8/1/17	1,000,000	[a]	1,030,410
Illinois Health Facilities Authority,
Revenue (Delnor-Community Hospital)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	5/15/27	6,000,000		6,235,860
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	3,900,000		4,285,047
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/32	2,000,000		2,194,160
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,327,440
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	3,500,000		3,559,150
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.25	6/15/50	4,815,000		4,950,927
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	11,500,000	[d]	1,505,120
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,483,904
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		8,653,512

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 11.4% (continued)
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000	8,243,625
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000	2,650,925
				113,117,276
Indiana - 2.5%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/28	1,150,000	1,321,086
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/29	1,225,000	1,397,823
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/30	1,750,000	1,980,790
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health Credit
Group)	5.00 11/15/36		3,890,000	4,319,534
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,765,000	4,125,047
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	7,500,000	8,198,250
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,666,900
				25,009,430
Iowa - .9%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/33	5,105,000	5,635,409
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/23	2,500,000	2,902,075
				8,537,484
Kentucky - 1.1%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,389,375
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,522,000
				10,911,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 1.2%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.50	8/1/29	2,500,000		2,795,025
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000		3,491,117
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.)	6.00	1/1/23	2,000,000		2,166,900
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	3,400,000		3,664,180
					12,117,222
Maine - .1%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,250,000		1,424,300
Maryland - 3.8%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/24	1,520,000		1,741,996
Baltimore,
Consolidated Public Improvement GO	5.00	10/15/24	1,480,000		1,673,702
Baltimore,
Project Revenue (Wastewater Projects)	5.00	7/1/23	1,000,000		1,130,830
Baltimore,
Subordinate Project Revenue (Water
Projects) (Prerefunded)	5.75	7/1/19	750,000	[a]	832,973
Howard County,
COP	8.15	2/15/20	605,000		725,607
Hyattsville,
Special Obligation Revenue (University
Town Center Project)	5.60	7/1/24	1,500,000		1,503,975
Hyattsville,
Special Obligation Revenue (University
Town Center Project)	5.75	7/1/34	3,000,000		3,008,190
Maryland Community Development
Administration Department of Housing
and Community Development,
Housing Revenue	5.95	7/1/23	970,000		971,775
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,157,060
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,078,530
Maryland Economic Development
Corporation,
LR (Maryland Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,109,590

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 3.8% (continued)
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,750,750
Maryland Economic Development
Corporation,
Student Housing Revenue (University of
Maryland, College Park Projects)
(Prerefunded)	5.75	6/1/18	1,000,000	[a]	1,068,750
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[a]	2,837,825
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Charlestown Community
Issue) (Prerefunded)	6.13	1/1/21	1,250,000	[a]	1,462,575
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,090,850
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Greater Baltimore Medical
Center Issue)	5.38	7/1/26	1,500,000		1,679,535
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,081,680
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Washington County Hospital
Issue) (Prerefunded)	5.75	1/1/18	2,500,000	[a]	2,626,825
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization
Program Revenue	5.00	5/1/23	3,000,000		3,489,930
Prince Georges County,
Special Obligation Revenue (National
Harbor Project)	5.20	7/1/34	2,900,000		2,813,087
University System of Maryland,
Auxiliary Facility and Tuition Revenue
(Prerefunded)	5.00	4/1/21	1,000,000	[a]	1,133,110
					37,969,145
Massachusetts - 2.7%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	3,705,000		4,384,979
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000		5,465,550
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,381,582
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/30	4,420,000		5,068,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 2.7% (continued)
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/31	4,710,000		5,371,614
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		1,948,590
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,246,260
					26,866,856
Michigan - 5.0%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	973,396
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	715,000		421,507
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/20	1,000,000		1,122,510
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000		10,569,000
Huron Valley School District,
GO Unlimited Tax (Insured; National
Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,110,993
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,836,775
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,818,400
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,432,500
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,663,485
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,299,550
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/35	1,190,000		1,289,210

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 5.0% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,655,918
Michigan Hospital Finance Authority,
Revenue (Ascension Health Senior
Credit Group)	4.00	11/15/47	3,500,000		3,367,560
Michigan Public Educational Facilities
Authority,
LOR (Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	2,265,000	[f]	679,024
Monroe County Economic Development
Corporation,
LOR (Detroit Edison Company Project)
(Insured; National Public Finance
Guarantee Corp.)	6.95	9/1/22	2,000,000		2,476,440
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/22	3,000,000		3,281,190
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/29	1,700,000		1,884,960
					49,882,418
Minnesota - 2.9%
Mahtomedi Independent School District
Number 832,
GO School Building Bonds (Minnesota
School District Credit Enhancement
Program) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	2/1/17	340,000	[d]	339,514
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.)	6.50	11/15/38	2,525,000		2,735,787
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[a]	523,507
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,370,918
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,121,730
Minnesota,
911 Revenue (Public Safety Radio
Communications System Project)
(Prerefunded)	5.00	6/1/19	1,000,000	[a]	1,088,020
Minnesota Higher Education Facilities
Authority,
Revenue (Carleton College)	5.00	3/1/30	1,000,000		1,065,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 2.9% (continued)
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,609,140
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,824,066
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,736,700
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.50	11/15/21	1,000,000		1,110,330
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	5.00	11/15/38	1,000,000		1,083,360
Saint Cloud,
Health Care Revenue (CentraCare
Health System Project) (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,194,560
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,329,460
Saint Paul Housing and Redevelopment
Authority,
Recreational Facility LR (Jimmy Lee
Recreational Center) (Prerefunded)	5.00	12/1/17	750,000	[a]	780,855
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,602,198
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,138,520
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,666,620
					29,320,945
Missouri - 1.0%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,365,520
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,507,920
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000		2,217,440
					10,090,880
Nebraska - 1.1%
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	1,380,000		1,526,694

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nebraska - 1.1% (continued)
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/37	5,050,000		5,494,804
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/38	3,655,000		3,973,862
					10,995,360
Nevada - .7%
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/22	3,910,000		4,438,124
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,753,225
					7,191,349
New Hampshire - .2%
New Hampshire Business Finance
Authority,
PCR (The United Illuminating Company
Project) (Insured; AMBAC)	1.14	10/1/33	1,920,000	[e]	1,785,600
New Jersey - 1.7%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,309,558
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,465,394
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,139,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,105,950
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,599,400
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	0.96	1/1/30	2,500,000	[e]	2,268,750
					16,888,052
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.11	8/1/19	5,000,000	[e]	4,975,850
New York - 8.0%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	5,000,000	[a]	5,539,350
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,072,204
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000		2,814,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 8.0% (continued)
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	2,500,000		2,833,225
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,357,350
New York City,
GO	5.00	4/1/23	2,055,000		2,334,028
New York City,
GO	5.00	8/1/24	2,930,000		3,373,397
New York City,
GO	5.00	3/1/25	3,300,000		3,830,277
New York City,
GO	5.00	8/1/25	3,510,000		3,994,275
New York City,
GO	5.00	8/1/25	2,500,000		2,882,925
New York City,
GO	5.00	8/1/28	1,000,000		1,076,020
New York City,
GO	5.00	10/1/36	2,500,000		2,782,950
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	2,500,000		2,768,075
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/37	5,340,000		5,894,986
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	4,000,000	[c]	4,065,280
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,500,000		2,928,825
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	9,090,000		10,339,875
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.67	4/1/34	2,100,000	[e]	2,100,000
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,289,280
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,613,350
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/19	4,000,000		4,402,560
					79,293,057
North Carolina - 1.0%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,854,398

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina - 1.0% (continued)
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured; ACA)
(Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,194,110
North Carolina Medical Care Commission,
Health Care Facilities Revenue
(University Health Systems of Eastern
Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[a]	2,474,572
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	3,050,000		3,252,154
University of North Carolina,
System Pool Revenue (Pool General
Trust Indenture of the Board of
Governors of The University of North
Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[a]	1,099,740
					9,874,974
Ohio - 4.5%
Allen County,
Hospital Facilities Revenue (Catholic
Healthcare Partners)	5.25	9/1/27	2,500,000		2,760,150
American Municipal Power Inc.,
Revenue (American Municipal Power
Fremont Energy Center Project)	5.00	2/15/21	375,000		418,571
Butler County,
Hospital Facilities Revenue (Kettering
Health Network Obligated Group
Project)	6.38	4/1/36	2,000,000		2,244,740
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,500,000		3,893,785
Cincinnati,
EDR (Baldwin 300 Project)
(Prerefunded)	5.00	11/1/18	2,565,000	[a]	2,750,706
Cleveland,
Airport System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,103,330
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,232,864
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue (The
Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,783,375
Cuyahoga Community College District,
General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[a]	2,760,225
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/25	140,000		150,800
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[a]	2,017,040
Lucas County,
HR (ProMedica Healthcare Obligated
Group)	5.75	11/15/31	1,200,000		1,374,768
Miami University,
General Receipts Bonds	5.00	9/1/22	2,140,000		2,420,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 4.5% (continued)
Ohio,
Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,001,258
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.50	1/1/43	2,500,000		2,598,725
Ohio Higher Educational Facility
Commission,
Revenue (Case Western Reserve
University Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,555,314
Ohio State University,
General Receipts Bonds (Escrowed to
Maturity)	5.00	12/1/23	40,000		47,396
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,221,960
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.50	2/1/25	1,665,000	[c]	1,678,320
Toledo-Lucas County Port Authority,
Development Revenue (Northwest Ohio
Bond Fund) (Toledo School for the Arts
Project)	5.50	5/15/28	1,925,000		1,960,208
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,633,530
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,088,080
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,859,605
					44,555,368
Oregon - .2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,514,702
Pennsylvania - 4.5%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		2,933,970
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/46	1,750,000		1,894,340
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/46	9,185,000		9,948,182
Lancaster Parking Authority,
Guaranteed Parking Revenue (Insured;
AMBAC)	5.00	12/1/32	1,000,000		1,031,660

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 4.5% (continued)
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	5,000,000		5,335,300
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[a]	2,705,275
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	1,730,000	[a]	1,848,782
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	288,538
Pennsylvania Turnpike Commission,
Motor License Fund-Enchanced
Turnpike Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,325,887
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/35	2,000,000		2,178,360
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,717,300
Philadelphia School District,
GO	5.00	9/1/35	3,500,000		3,674,755
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,360,294
					44,242,643
Rhode Island - .3%
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	3,000,000		3,062,490
South Carolina - 1.1%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000		2,724,600
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000		8,272,200
					10,996,800
Texas - 6.8%
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/28	1,500,000		1,665,150
Coastal Water Authority,
Water Conveyance System Revenue
(Insured; AMBAC) (Escrowed to
Maturity)	6.25	12/15/17	2,170,000		2,241,415
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/35	3,000,000		3,295,740
Fort Bend Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/26	1,835,000		2,137,683
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000		2,927,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 6.8% (continued)
Harris County Cultural Education Facilities
Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/24	4,135,000		4,788,330
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,304,260
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/32	800,000		884,720
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/46	3,800,000		4,134,210
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	5,500,000		6,074,090
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	160,000		166,464
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.63	1/1/18	2,230,000	[a]	2,336,884
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.63	1/1/33	550,000		571,307
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000		6,368,762
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	6,095,000		7,246,711
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	5,000,000		5,488,300
San Antonio,
Electric and Gas Systems Revenue
(Escrowed to Maturity)	5.50	2/1/20	255,000		285,467
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,363,880
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	3,705,000		4,243,003
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000		2,740,625
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000		2,751,300
					68,016,101
Utah - .7%
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	7,000,000		7,013,860

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 1.0%
Chesapeake Bay Bridge and Tunnel
Commission District,
General Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Escrowed to Maturity)	5.50	7/1/25	1,000,000		1,162,440
Chesterfield County Economic
Development Authority,
PCR (Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,080,450
Newport News,
GO General Improvement Bonds and
GO Water Bonds	5.25	7/1/22	1,000,000		1,170,100
Norfolk,
Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	[a]	1,072,600
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.25	7/15/17	235,000		240,880
Virginia Housing Development Authority,
Rental Housing Revenue	5.50	6/1/30	1,000,000		1,070,160
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,188,520
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000		1,721,569
					9,706,719
Washington - 2.9%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/28	2,000,000		2,286,440
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,281,760
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		5,769,380
Washington,
GO (Various Purpose)	5.00	7/1/27	5,000,000		5,833,350
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,504,177
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	[a]	3,776,241
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000		5,376,150
					28,827,498
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/36	4,500,000		4,979,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.6% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin - 2.3%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	4,000,000	4,238,960
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/35	7,000,000	7,638,330
Wisconsin,
General Fund Annual Appropriation
Bonds	5.75	5/1/33	2,000,000	2,166,220
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	5.00	11/15/29	4,500,000	5,178,825
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	4.00	11/15/46	2,000,000	1,932,140
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000	2,160,380
				23,314,855
U.S. Related - .4%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,500,000 [d]	989,750
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,037,190
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,390,000	1,450,868
				3,477,808
Total Long-Term Municipal Investments
(cost $967,264,175)				980,347,662
Short-Term Municipal Investment - .1%

California - .1%
California Infrastructure and Economic
Development Bank,
Revenue, Refunding (Los Angeles
County Museum of Natural History
Foundation) (LOC; Wells Fargo Bank)
(cost $400,000)	0.45	12/1/16	400,000 [g]	400,000

Total Investments (cost $967,664,175)			98.7%	980,747,662
Cash and Receivables (Net)			1.3%	13,355,122
Net Assets			100.0%	994,102,784

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $10,326,218 or 1.04% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e	Variable rate security—rate shown is the interest rate in effect at period end.
f	Non-income producing—security in default.
g	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 - Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		980,068,638	679,024	980,747,662
† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine the fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	679,274
Purchases
Sales
Realized gain (loss)
Change in unrealized appreciation (depreciation)	(250)
Transfers into Level 3
Transfers out of Level 3
Balance as of 11/30/2016	679,024
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to
investments still held at 11/30/2016	(250)

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2016, accumulated net unrealized appreciation on investments was $13,083,487, consisting of $38,106,975 gross unrealized appreciation and $25,023,488 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 6.2%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/35	1,350,000		1,437,399
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.75	6/1/45	750,000		790,973
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,506,465
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	5,000,000	[a]	3,849,500
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,000,000		2,197,880
					9,782,217
Alaska - 1.4%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	2,650,000		2,153,522
Arizona - 4.7%
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	984,770
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools, Inc. Projects)	5.00	7/1/45	1,500,000	[b]	1,477,485
Pima County Industrial Development
Authority,
Education Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,750,605
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,055,000		2,276,817
					7,489,677
California - 8.2%
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platimum
Triangle)	4.00	9/1/46	2,000,000		1,855,360
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,223,285
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,170,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 8.2% (continued)
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	1,000,000	[b]	1,013,440
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	20,000,000	[c]	1,542,200
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.13	6/1/47	1,000,000		858,500
Placentia-Yorba Linda Unified School
District,
GO	0.00	8/1/49	11,605,000	[c]	2,626,560
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,744,770
					13,034,755
Connecticut - 1.0%
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,646,550
Florida - 5.4%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,000,000	[b]	1,046,220
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,110,770
Florida Development Finance Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,258,275
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,011,720
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	7.00	7/1/36	4,000,000	[d]	1,599,400
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	1,500,000	[e]	1,722,690
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	700,000		794,507
					8,543,582
Georgia - .7%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,122,480

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 9.2%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,062,080
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000		1,380,926
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,000,000		1,042,490
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,137,760
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000		1,020,020
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	1,000,000		1,131,440
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	1,250,000		1,312,437
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	20,245,000	[c]	2,649,666
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,138,620
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,113,810
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,590,555
					14,579,804
Indiana - 1.7%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	1,000,000		1,095,630
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	1,500,000		1,639,650
					2,735,280
Iowa - 2.1%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000		2,427,775
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	1,000,000		976,580
					3,404,355
Kentucky - .5%
Paducah Electric Plant Board,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/35	750,000		823,898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 4.7%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	1,500,000		1,561,260
Louisiana Public Facilities Authority,
Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000	[b]	3,804,750
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,085,010
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,080,470
					7,531,490
Maine - 1.1%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,500,000		1,709,160
Maryland - .7%
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/46	1,000,000		1,059,710
Michigan - 7.5%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,000,000		1,064,320
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		1,967,140
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	2,780,000		2,970,764
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,099,850
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	1,000,000		1,071,280
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		539,205
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,600,000		1,562,128

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 7.5% (continued)
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/52	50,275,000	[c]	1,557,017
					11,831,704
Minnesota - 1.5%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/25	2,145,000		2,309,264
Missouri - 1.3%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	1,000,000		1,026,570
Missouri Health and Educational Facilities
Authority,
Senior Living Facilities Revenue
(Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,041,750
					2,068,320
New Jersey - 6.8%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,264,550
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,081,470
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,062,560
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	1,000,000		991,360
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/41	4,000,000	[c]	1,030,400
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	6,360,000		5,431,758
					10,862,098
New Mexico - 1.5%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,457,400
New York - 3.9%
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[b]	2,540,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 3.9% (continued)
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.25	12/1/37	1,000,000		1,052,210
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/31	500,000		508,140
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	1,000,000		1,018,210
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,008,750
					6,128,110
Ohio - 4.6%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	5.88	6/1/30	1,000,000		846,130
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	4,200,000		3,796,548
Hamilton County,
Healthcare Improvement Revenue (Life
Enriching Communities Project)	5.00	1/1/51	1,000,000		1,010,140
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	6.00	12/1/42	1,500,000		1,645,695
					7,298,513
Oregon - .7%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,000,000		1,081,550
Pennsylvania - 5.0%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		982,360
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,500,000		2,667,650
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,068,720
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,000,000		1,086,000

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 5.0% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	2,000,000	[b,f]	2,148,100
					7,952,830
Rhode Island - .8%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Care New
England Issue)	5.00	9/1/36	1,200,000		1,213,764
Tennessee - 1.0%
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (Vanderbilt University Medical
Center)	5.00	7/1/46	1,500,000		1,599,945
Texas - 11.1%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,134,958
Board of Managers, Joint Guadalupe
County,
Hospital Mortgage Improvement
Revenue (City of Seguin Hospital)	5.00	12/1/45	1,000,000		1,003,960
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,000,000		1,069,030
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	1,500,000		1,506,990
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	6.00	12/1/30	1,000,000		1,096,670
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,426,650
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,696,880
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,686,105
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	1.18	7/1/32	950,000	[g]	891,813
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Westminster Project)	5.00	11/1/40	1,000,000		1,018,760
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	150,000		156,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 11.1% (continued)
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue (Air Force
Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,444,170
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.25	11/15/35	1,000,000		1,039,810
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,019,930
Texas Public Finance Authority Charter
School Finance Corporation,
Education Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	1,365,000		1,386,976
					17,579,443
Virginia - 2.9%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		158,188
Fairfax County Economic Development
Authority,
Residential Care Facilities Mortgage
Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,855,962
Newport News Economic Development
Authority,
Residential Care Facilities Revenue
(LifeSpire of Virginia)	5.00	12/1/38	1,175,000		1,207,054
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/45	1,000,000	[b]	928,320
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	500,000	[b]	464,160
					4,613,684
Washington - .8%
Washington Housing Finance Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/46	1,300,000	[b]	1,215,058

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.8% (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - 1.8%
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,865,305
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,042,970
				2,908,275
Total Investments (cost $157,883,991)			98.8%	156,736,438
Cash and Receivables (Net)			1.2%	1,931,714
Net Assets			100.0%	158,668,152

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities were valued at $18,901,848 or 11.91% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Non-income producing—security in default.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Collateral for floating rate borrowings.
g Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 - Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		155,137,038	1,599,400	156,736,438
Liabilities ($)
Floating Rate Notes††		(1,000,000)		(1,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine the fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	1,599,840
Purchases
Sales
Realized gain (loss)
Change in unrealized appreciation (depreciation)	(440)
Transfers into Level 3
Transfers out of Level 3
Balance as of 11/30/2016	1,599,400
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to
investments still held at 11/30/2016	(440)

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2016, accumulated net unrealized depreciation on investments was $1,147,553, consisting of $7,047,129 gross unrealized appreciation and $8,194,682 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)